Income tax expense	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2019	2018	2017
Net loss before income taxes	$3,772,908	$(6,968,551)	$(8,894,853)
Canadian statutory income tax rate	26.5%	27.0%	27.0%
Income tax (recovery) at statutory income tax rate	999,821	(1,881,509)	(2,401,610)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	11,609	99,919	156,966
Change in statutory tax rates	918,821	-	962,486
Foreign exchange adjustments	82,433	(131,555)	110,121
Foreign tax credit benefit	-	-	-
Non-taxable portion of capital gain	-	-	(50,525)
Other	43,592	(221,978)	91,668
	2,056,276	(2,135,123)	(1,130,894)
Change in valuation allowance	(2,056,276)	2,135,123	1,130,894
	-	-	-
Income taxes in foreign jurisdictions	-	-	75,545
Income tax expense (recovery)	-	-	75,545

Effective July 1, 2019 the Province of Alberta decreased its corporate tax rate to 11%, with a further reductions to 10% on January 1, 2020, 9% on January 1, 2021 and 8% on January 1, 2022. On December 22, 2017, The Tax Cuts and Jobs Act (the “Act”) was enacted in the United States. This has resulted in a decrease in the US Federal tax rate from 35% to 21%.

A valuation allowance has been provided for the potential financial statement value of the Company’s deferred income tax assets, due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	2019	2018	2017
Net operating losses carried forward:
Canada (expiration dates 2027 to 2039)	$6,840,817	$9,563,701	$8,180,209
USA (expiration dates 2020 to 2026)	1,494,711	1,569,976	1,443,729
Timing differences on property & equipment
and financing costs	1,810,789	2,109,557	2,012,709
SRED Expenditures	348,341	396,020	215,303
Foreign Tax Credit	285,772	371,133	371,133
	10,780,430	14,010,387	12,223,083
Intellectual property	(4,133,115)	(5,306,796)	(5,761,674)
	6,647,315	8,703,591	6,461,409
Less valuation allowance	(6,647,315)	(8,703,591)	(6,461,409)